Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

In accordance with the rules adopted by the SEC, the following tabular disclosure is required to disclose the relationship between executive compensation registrants actually paid and the financial performance of QCR Holdings. The following tables and graphs show the relationship between the compensation actually paid to our NEOs and our financial performance.

						Value of initial fixed $100 investment based on:
Year	Summary Compensation Table Total for CEO(1)	Compensation Actually Paid to CEO(1)(2)	Average Summary Compensation Table Total for Non-CEO NEOs(3)		Average Compensation Actually Paid to Non-CEO NEOs(2)(3)	Total Shareholder Return	Peer Group Total Shareholder Return(4)	Net Income (in thousands)	Adjusted Earnings Per Share(5)
2024	$1,579,631	$1,609,228	$857,583	(6)	$965,847	$188	$132	$113,850	$7.03
2023	$1,798,583	$1,342,391	$710,698		$682,704	$136	$111	$113,558	$6.82
2022	$1,855,117	$1,152,003	$797,011		$601,280	$115	$117	$99,066	$6.89
2021	$1,939,141	$1,458,808	$810,346		$856,847	$129	$117	$98,905	$6.37
2020	$2,032,092	$989,964	$928,529		$602,915	$91	$87	$60,582	$4.01

(1)	The CEO in 2024, 2023, 2022, 2021 and 2020 was Mr. Helling.

(2)	See the table immediately following these footnotes for a reconciliation of the Summary Compensation Table compensation and the Compensation Actually Paid to the CEO and Non-CEO NEOs.

(3)

NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, Messrs. Gipple, Anderson and McNew, and Ms. Winter; (ii) for 2023 and 2022, Messrs. Gipple, Anderson, Gibson, and McNew; (iii) for 2021, Messrs. Gipple, Anderson, McNew, and Dana L. Nichols; and (iv) for 2020, Messrs. Gipple, Anderson, Robert C. Fulp, and Nichols.

(4)

Reflects the cumulative total shareholder return based on the KBW NASDAQ Bank Index, which we also use in the stock performance graph included in our Annual Report on Form 10-K for the year ended December 31, 2024, as filed with the SEC.

(5)

Adjusted earnings per share is a non-GAAP financial measure. As calculated from our audited financial statements, adjusted earnings per share equals net income (i) less (A) securities gains (losses), (B) fair value gain (loss) on derivatives, (C) post-acquisition compensation, transition and integration costs, and (D) goodwill impairment and restructuring expense and (ii) divided by the weighted average common and common equivalent shares outstanding.

(6)

As discussed further in footnote 4 of the Summary Compensation Table above, the Average Summary Compensation Table Total for Non-CEO NEOs in 2024 includes the incremental fair value of the unvested equity awards that vested on Mr. Anderson’s retirement due to the modification of such awards.

PEO Total Compensation Amount	$ 1,579,631	$ 1,798,583	$ 1,855,117	$ 1,939,141	$ 2,032,092
PEO Actually Paid Compensation Amount	$ 1,609,228	1,342,391	1,152,003	1,458,808	989,964
Adjustment To PEO Compensation, Footnote

The following table reconciles the amounts reported under the “Total” column of the Summary Compensation Table with the Compensation Actually Paid in the above table:

	CEO
	2024	2023	2022	2021	2020
Total Compensation as reported in the Summary Compensation Table (“SCT”)	1,579,631	1,798,583	1,855,117	1,939,141	2,032,092
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(215,632)	(303,489)	(294,582)	(286,937)	(582,304)
- Pension values as reported in the SCT	(222,806)	(500,083)	(561,512)	(725,382)	(546,391)
Change in Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	307,101	251,617	203,565	274,001	208,162
Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	138,379	77,112	(61,581)	177,669	(105,212)
Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied during Fiscal Year	0	6,245	(10,552)	61,734	(31,488)
Pension Benefit Service Cost	22,555	12,406	21,548	18,582	15,105
Compensation Actually Paid (“CAP”)	1,609,228	1,342,391	1,152,003	1,458,808	989,964

Non-PEO NEO Average Total Compensation Amount	$ 857,583	710,698	797,011	810,346	928,529
Non-PEO NEO Average Compensation Actually Paid Amount	$ 965,847	682,704	601,280	856,847	602,915
Adjustment to Non-PEO NEO Compensation Footnote
	Non-CEO NEOs
	2024	2023	2022	2021	2020
Total Compensation as reported in the Summary Compensation Table (“SCT”)	857,583	710,698	797,011	810,346	928,529
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(117,026)	(105,819)	(113,945)	(134,808)	(208,025)
- Pension values as reported in the SCT	(34,035)	(74,792)	(154,216)	(150,024)	(142,089)
Change in Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	130,742	101,531	114,802	195,959	105,614
Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	115,766	40,892	(38,590)	96,761	(69,804)
Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied during Fiscal Year	8,122	7,377	(8,405)	34,570	(14,755)
Pension Benefit Service Cost	4,695	2,817	4,623	4,043	3,445
Compensation Actually Paid (“CAP”)	965,847	682,704	601,280	856,847	602,915

Compensation Actually Paid vs. Total Shareholder Return	Relationship between Pay and Financial Performance The graph below shows the relationship between CAP and QCR Holdings’ and its peer group’s total shareholder return.
Compensation Actually Paid vs. Net Income	The graph below shows the relationship between CAP and QCR Holdings’ net income.
Compensation Actually Paid vs. Company Selected Measure	The graph below shows the relationship between CAP and QCR Holdings’ adjusted earnings per share.
Tabular List, Table

The most important financial performance measures used by QCR Holdings in setting compensation for the CEO and all non-CEO NEOs for 2024 are listed in the table below.

Adjusted earnings per share(1)
Net income
Total nonperforming assets to total assets ratio
Adjusted loan growth(2)
Noninterest income
Return on average equity

(1)	Adjusted earnings per share is a non-GAAP measure calculated from our audited financial statements as set forth in footnote 5 of the Pay Versus Performance table.

(2)

Adjusted loan growth is a non-GAAP measurement. As calculated from our audited financial statements, adjusted loans are defined as total loans/leases receivable held for investment less those loans/leases generated by m2 Equipment Finance, LLC, or our specialty finance lending business.

Total Shareholder Return Amount	$ 188	136	115	129	91
Peer Group Total Shareholder Return Amount	132	111	117	117	87
Net Income (Loss)	$ 113,850,000	$ 113,558,000	$ 99,066,000	$ 98,905,000	$ 60,582,000
Company Selected Measure Amount	7.03	6.82	6.89	6.37	4.01
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted earnings per share
Measure:: 2
Pay vs Performance Disclosure
Name	Net income
Measure:: 3
Pay vs Performance Disclosure
Name	Total nonperforming assets to total assets ratio
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted loan growth
Measure:: 5
Pay vs Performance Disclosure
Name	Noninterest income
Measure:: 6
Pay vs Performance Disclosure
Name	Return on average equity
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (222,806)	$ (500,083)	$ (561,512)	$ (725,382)	$ (546,391)
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	22,555	12,406	21,548	18,582	15,105
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(215,632)	(303,489)	(294,582)	(286,937)	(582,304)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	307,101	251,617	203,565	274,001	208,162
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	138,379	77,112	(61,581)	177,669	(105,212)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	6,245	(10,552)	61,734	(31,488)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(34,035)	(74,792)	(154,216)	(150,024)	(142,089)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,695	2,817	4,623	4,043	3,445
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(117,026)	(105,819)	(113,945)	(134,808)	(208,025)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	130,742	101,531	114,802	195,959	105,614
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	115,766	40,892	(38,590)	96,761	(69,804)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 8,122	$ 7,377	$ (8,405)	$ 34,570	$ (14,755)